Sources of Income Loss Before Income Taxes (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
United States					$ 1,001,605	$ 52,243
Foreign
Income (loss) before income taxes	$ 1,399,135	$ (509,959)	$ 516,859	$ (1,695,957)	$ 1,001,605	$ 52,243